Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
ADDITIONS TO NET ASSETS ATTRIBUTED TO:
Net appreciation in fair value of investments	$ 759,571,302
Interest income	15,308,506
Dividend income	85,004,294
Net investment income	859,884,102
Contributions
Participant	233,878,634
Employer - NextEra Energy, Inc. common stock	93,071,560
Rollovers	22,338,160
Total contributions	349,288,354
Transfer from/to nonparticipant-directed investments	73,069,218
Total net additions	1,282,241,674
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Benefit payments to participants and beneficiaries	572,061,933
Management and administrative expenses	5,444,241
Transfer from/to participant-directed investments	73,069,218
Total deductions	650,575,392
NET INCREASE	631,666,282
NET ASSETS AVAILABLE FOR BENEFITS AT December 31, 2024	5,482,857,099
NET ASSETS AVAILABLE FOR BENEFITS AT December 31, 2025	6,114,523,381
Participant- Directed
ADDITIONS TO NET ASSETS ATTRIBUTED TO:
Net appreciation in fair value of investments	593,101,559
Interest income	15,308,506
Dividend income	41,167,518
Net investment income	649,577,583
Contributions
Participant	233,878,634
Employer - NextEra Energy, Inc. common stock	0
Rollovers	22,338,160
Total contributions	256,216,794
Transfer from/to nonparticipant-directed investments	70,591,634
Total net additions	976,386,011
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Benefit payments to participants and beneficiaries	438,839,884
Management and administrative expenses	5,066,587
Transfer from/to participant-directed investments	2,477,584
Total deductions	446,384,055
NET INCREASE	530,001,956
NET ASSETS AVAILABLE FOR BENEFITS AT December 31, 2024	4,064,257,633
NET ASSETS AVAILABLE FOR BENEFITS AT December 31, 2025	4,594,259,589
Nonparticipant- Directed
ADDITIONS TO NET ASSETS ATTRIBUTED TO:
Net appreciation in fair value of investments	166,469,743
Interest income	0
Dividend income	43,836,776
Net investment income	210,306,519
Contributions
Participant	0
Employer - NextEra Energy, Inc. common stock	93,071,560
Rollovers	0
Total contributions	93,071,560
Transfer from/to nonparticipant-directed investments	2,477,584
Total net additions	305,855,663
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Benefit payments to participants and beneficiaries	133,222,049
Management and administrative expenses	377,654
Transfer from/to participant-directed investments	70,591,634
Total deductions	204,191,337
NET INCREASE	101,664,326
NET ASSETS AVAILABLE FOR BENEFITS AT December 31, 2024	1,418,599,466
NET ASSETS AVAILABLE FOR BENEFITS AT December 31, 2025	$ 1,520,263,792